Condensed Statements of Operations 9M - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
Consulting expenses	10,325	4,300	26,400	10,300
Office expenses	24,612	30,361	94,658	76,255
Depreciation expense	431	206	1,293	443
Wages and taxes	95,955	100,326	287,911	283,119
Professional fees	57,525	105,339	145,926	197,623
Regulatory fees	(1,664)	1,510	7,865	18,759
Research and development				9,000
Stock-based compensation		35,348		227,740
Travel, meals and entertainment	21,632	21,205	43,035	35,797
TOTAL OPERATING EXPENSES	208,816	298,595	607,088	859,036
LOSS FROM OPERATIONS	(208,816)	(298,595)	(607,088)	(859,036)
OTHER INCOME (EXPENSE)
Amortization of debt discount	(33,006)	(134,975)	(105,366)	(405,963)
Change in value of derivative liability	(84,508)	(399,810)	83,946	(169,624)
Derivative expense	(170,250)	(47,469)	(170,250)	(382,713)
Interest expense	(43,715)	(19,872)	(186,189)	(40,127)
Interest expense related party	(155)	(2)	(385)	(226)
Other Income Total	(331,634)	(602,128)	(378,244)	(998,653)
LOSS BEFORE PROVISION FOR INCOME TAXES	(540,450)	(900,723)	(985,332)	(1,857,689)
PROVISION FOR INCOME TAXES
NET LOSS	$ (540,450)	$ (900,723)	$ (985,332)	$ (1,857,689)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0.00	$ (0.02)	$ 0.00	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	838,312,685	46,854,700	611,216,176	63,288,358